Games Development Costs	12 Months Ended
Mar. 31, 2026
Games Development Costs Abstract
Games development costs

6. Games development costs

Games development costs consisted of the following as of March 31:

	2025	2026	2026
	HK$	HK$	US$
Games development costs	8,190,000	14,504,000	1,850,000
Less: Impairment on the prepayment	—	(4,312,000)	(550,000)
Games development costs, net	8,190,000	10,192,000	1,300,000

On March 7, 2025, CTRL Games entered into a game development agreement with a service provider to develop mobile games platform for a total consideration of US$2.1 million. On January 30, 2026, the parties executed a supplemental agreement, mutually reducing the total contract consideration to US$1.9 million. During the year ended March 31, 2026, CTRL Games entered into a separate agreement with an independent game developer to build a game membership platform webpage and a software development kit which amounted to US$0.2 million. The Company anticipates officially launching the platform and related games to the public during the year ending March 31, 2027. As of March 31, 2026, the Company performed a recoverability assessment of the prepaid development costs. Based on an analysis of the latest projected future cash flows associated with the games, the Company determined that the carrying amount of the prepayments exceed their estimated fair value. Consequently, the Company recorded an impairment loss of HK$ 4,312,000 (US$550,000) for the year ended March 31, 2026.